SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Currency Translation
Cumulative inflation rate used to determine if economic environment is highly inflationary (as a percent)	100.00%
Period used to determine if economic environment is highly inflationary	3 years
Foreign currency transaction net losses	$ 7	$ 15	$ 11
Minimum
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Minimum interval period of effectiveness assessments	3 months
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	80.00%
Maximum
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	125.00%